Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	01/06/22 - 02/28/22
Interest Accrual Period	02/16/22 - 03/14/22
30/360 Days	29
Actual/360 Days	27
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	928,839,586.38	37,826
Original Yield Supplement Overcollateralization Amount	35,371,117.15	0
Aggregate Starting Principal Balance	964,210,703.53	37,826
Principal Payments	54,331,849.26	1,032
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	32,452,276.49	0
Pool Balance at 02/28/22	877,426,577.78	36,794

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.37%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	4,381,723.57	164
Past Due 61-90 days	1,020,342.01	35
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	5,402,065.58	199

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.11%
Delinquency Trigger Occurred	NO

Recoveries	(3,630.00)
Aggregate Net Losses/(Gains) - February 2022	3,630.00
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	10,090,405.64
Actual Overcollateralization	8,901,443.93
Weighted Average Contract Rate	4.22%
Weighted Average Contract Rate, Yield Adjusted	5.93%
Weighted Average Remaining Term	60.18

Flow of Funds	$ Amount
Collections	60,408,043.94
Investment Earnings on Cash Accounts	21.49
Servicing Fee	(1,473,099.69)
Transfer to Collection Account	-
Available Funds	58,934,965.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	870,970.67
(3) Noteholders' First Priority Principal Distributable Amount	7,283,422.22
(4) Class B Interest	50,514.38
(5) Noteholders' Second Priority Principal Distributable Amount	27,870,000.00
(6) Class C Interest	28,614.54
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,901,443.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	58,934,965.74

Servicing Fee	1,473,099.69
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Original Note Balance	926,510,000.00
Principal Paid	57,984,866.15
Note Balance @ 03/15/22	868,525,133.85

Class A-1
Original Note Balance	194,000,000.00
Principal Paid	57,984,866.15
Note Balance @ 03/15/22	136,015,133.85
Note Factor @ 03/15/22	70.1108937%

Class A-2
Original Note Balance	305,780,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	305,780,000.00
Note Factor @ 03/15/22	100.0000000%

Class A-3
Original Note Balance	305,780,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	305,780,000.00
Note Factor @ 03/15/22	100.0000000%

Class A-4
Original Note Balance	79,150,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	79,150,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Original Note Balance	27,870,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	27,870,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Original Note Balance	13,930,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	13,930,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	950,099.59
Total Principal Paid	57,984,866.15
Total Paid	58,934,965.74

Class A-1
Coupon	0.39629%
Interest Paid	57,660.20
Principal Paid	57,984,866.15
Total Paid to A-1 Holders	58,042,526.35

Class A-2
Coupon	1.15000%
Interest Paid	283,271.19
Principal Paid	0.00
Total Paid to A-2 Holders	283,271.19

Class A-3
Coupon	1.66000%
Interest Paid	408,895.81
Principal Paid	0.00
Total Paid to A-3 Holders	408,895.81

Class A-4
Coupon	1.90000%
Interest Paid	121,143.47
Principal Paid	0.00
Total Paid to A-4 Holders	121,143.47

Class B
Coupon	2.25000%
Interest Paid	50,514.38
Principal Paid	0.00
Total Paid to B Holders	50,514.38

Class C
Coupon	2.55000%
Interest Paid	28,614.54
Principal Paid	0.00
Total Paid to C Holders	28,614.54

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0254607
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	62.5841773
Total Distribution Amount	63.6096380

A-1 Interest Distribution Amount	0.2972175
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	298.8910626
Total A-1 Distribution Amount	299.1882801

A-2 Interest Distribution Amount	0.9263889
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9263889

A-3 Interest Distribution Amount	1.3372222
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3372222

A-4 Interest Distribution Amount	1.5305555
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5305555

B Interest Distribution Amount	1.8125002
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8125002

C Interest Distribution Amount	2.0541665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0541665

Noteholders' First Priority Principal Distributable Amount	125.61
Noteholders' Second Priority Principal Distributable Amount	480.64
Noteholders' Third Priority Principal Distributable Amount	240.24
Noteholders' Principal Distributable Amount	153.51

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/22	2,322,098.97
Investment Earnings	21.49
Investment Earnings Paid	(21.49)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,847,590.65	N/A	N/A
Number of Extensions	67	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.19%	N/A	N/A

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$884.62	90.8%
Class B Notes	$27.87	2.9%
Class C Notes	$13.93	1.4%
Fair Value of the Notes	$926.41	95.1%
Certificates	$47.60	4.9%
Total	$974.02	100.0%
Reserve Account	$2.32	0.2%
Fair Value of the Certificates and Reserve Account	$49.93	5.1%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.